Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 21,616	$ 34,083
Comprehensive income	$ 21,616	$ 34,083